SHARE-BASED AWARDS - Additional Information (Details) - shares	9 Months Ended
	Sep. 30, 2020	Feb. 06, 2020
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		65,729,703
Maximum term	10 years
Vesting period	4 years
Incentive stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shareholder to whom exercisable shares are granted	10.00%
Maximum term	5 years